Segment Information (Tables)	6 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Non-Current Assets and Other Income by Geographical Region

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Geographical information
United States	15,800,000	-
Greenland	114,046,056	107,856,418
Austria	56,487,514	55,557,718
	186,333,570	163,414,136

The total other income, broken down by location of the assets:

	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Geographical information
United States	-	261,613
Greenland	-	-
Austria	567,809	98,246
	567,809	359,859